Offerings - Offering: 1	May 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued under the Axcelis Technologies, Inc. 2012 Equity Incentive Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	57.85
Maximum Aggregate Offering Price	$ 173,550,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,570.51
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Represents additional shares of common stock, par value $0.001 per share ("Common Stock"), of Axcelis Technologies, Inc. reserved for issuance under the Axcelis Technologies, Inc. 2012 Equity Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock on the Nasdaq Global Select Market on May 23, 2025.